FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Assets:
Foreign exchange contracts	$ 14
Total assets	14
Liabilities:
Contingent Consideration related to acquisitions	267	$ 2,458
Foreign exchange contracts		62
Liabilities presented at fair value	633	719
Total liabilities	900	3,239
Level 1 [Member]
Assets:
Foreign exchange contracts
Total assets
Liabilities:
Contingent Consideration related to acquisitions
Foreign exchange contracts
Liabilities presented at fair value
Total liabilities
Level 2 [Member]
Assets:
Foreign exchange contracts	14
Total assets	14
Liabilities:
Contingent Consideration related to acquisitions
Foreign exchange contracts		62
Liabilities presented at fair value
Total liabilities		62
Level 3 [Member]
Assets:
Foreign exchange contracts
Total assets
Liabilities:
Contingent Consideration related to acquisitions	267	2,458
Foreign exchange contracts
Liabilities presented at fair value	633	719
Total liabilities	$ 900	$ 3,177